DEBT - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($) d	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 30, 2020 USD ($)	Aug. 27, 2020 USD ($)	Jan. 18, 2017 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d	20
Threshold consecutive trading days | d	30
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days	130.00%
Conversion option reclassified from equity to liability				$ 292,940,000
Loss from extinguishment of debt		$ 53,000	$ 1,206,000	13,969,000
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares) | shares		3,457,475
Strike price (in usd per share) | $ / shares		$ 101.82
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 287,500,000
Debt issuance costs	$ 5,791,000
Notice amount for conversion		$ 2,626,000	2,039,000
Notice settlement amount		2,623,000	20,132,000
Loss from extinguishment of debt		53,000	1,206,000	13,969,000
Principal amount		$ 87,432,000	90,055,000				$ 87,432,000
Warrants and Rights Outstanding, Term		3 months
2017 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value		$ 208,833,000	207,169,000
2020 Exchangeable Notes
Debt Instrument [Line Items]
Debt issuance costs					$ 8,574,000
Loss from extinguishment of debt		0	0	$ 0
Principal amount		460,000,000	460,000,000		$ 460,000,000	$ 460,000,000
2020 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value		$ 437,368,000	$ 433,113,000